Employee benefit plans and stock-based compensation plans (reflecting the two-for-one stock split (Details 1) (USD $) In Millions, except Per Share data	12 Months Ended
Dec. 31, 2010
Status of stock options and SSR
Outstanding at beginning of period, shares	16.4
Granted, shares	2.5
Exercised, shares	(5.1)
Forfeited/cancelled, shares	(0.5)
Outstanding at end of period, shares	13.3
Awards exercisable at period end, shares	7.1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures
Outstanding at beginning of period	$ 20.77
Granted	$ 49.55
Exercised	$ 15.44
Forfeited/cancelled	$ 29.92
Outstanding at end of period	$ 27.83
Awards exercisable at period end	$ 21.75